Transactions with Joint Venture, Associates, and Unconsolidated Entities (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts receivable and other assets	BRL 4,916	BRL 191,159
Accounts payable and other liabilities	53,246	68,259
Revenue from services rendered	67	31,873
Operating costs and expenses	(240,511)	(232,176)
Pt ACS
Related Party Transaction [Line Items]
Accounts receivable and other assets		15,114
Accounts payable and other liabilities		599
Operating costs and expenses		(3,887)
Fundacao PT
Related Party Transaction [Line Items]
Accounts receivable and other assets		7,387
Accounts payable and other liabilities		2
Sportinvest Multimedia
Related Party Transaction [Line Items]
Accounts receivable and other assets		105,492
Accounts payable and other liabilities		291
Operating costs and expenses		(669)
Siresp
Related Party Transaction [Line Items]
Accounts receivable and other assets		40
Accounts payable and other liabilities		6
Fibroglobal
Related Party Transaction [Line Items]
Accounts receivable and other assets		48,134
Accounts payable and other liabilities		9,564
Operating costs and expenses		(10,974)
Yunit
Related Party Transaction [Line Items]
Accounts receivable and other assets		7,454
Accounts payable and other liabilities		669
Contax
Related Party Transaction [Line Items]
Accounts receivable and other assets		3,307
Accounts payable and other liabilities		41,832
Revenue from services rendered		30,754
Other Entities
Related Party Transaction [Line Items]
Accounts receivable and other assets	4,916	4,231
Accounts payable and other liabilities	821
Revenue from services rendered	67	93
Operating costs and expenses	(33,145)	(31,400)
TODO
Related Party Transaction [Line Items]
Accounts payable and other liabilities		5,587
Revenue from services rendered		1,026
Operating costs and expenses		(22,984)
Ability
Related Party Transaction [Line Items]
Accounts payable and other liabilities		7
Veotex
Related Party Transaction [Line Items]
Accounts payable and other liabilities		345
Operating costs and expenses		(10,221)
Hispamar
Related Party Transaction [Line Items]
Accounts payable and other liabilities	52,425	9,357
Operating costs and expenses	BRL (207,366)	BRL (152,041)